Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 21,177,708
Amortization expense	3,906,483	$ 127,579	$ 3,931,079	$ 4,054,120
Ending balance	17,820,133	581,977	21,177,708
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	40,825,968	1,333,312	40,205,066	40,355,771
Additions	527,786	17,236	491,868	1,233,019
Disposals or derecognition	(936,920)	(30,599)	(50,313)	(324,321)
Disposal of subsidiaries				(801,642)
Acquisition through business combinations				622
Effect of foreign currency exchange differences	40,712	1,329	179,347	(258,383)
Ending balance	40,457,546	1,321,278	40,825,968	40,205,066
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,648,260	641,681	15,641,359	12,644,000
Amortization expense	3,906,483	127,579	3,931,079	4,054,120
Impairment losses recognized			715
Disposals or derecognition	(923,567)	(30,163)	(40,009)	(310,285)
Disposal of subsidiaries				(634,693)
Acquisition through business combinations				222
Effect of foreign currency exchange differences	6,237	204	115,116	(112,005)
Ending balance	22,637,413	739,301	19,648,260	15,641,359
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,974,365
Ending balance	5,949,623	194,305	6,974,365
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,736,181	383,285	11,704,605	11,890,283
Disposals or derecognition	0	0	0	(102,637)
Effect of foreign currency exchange differences	26,380	861	31,576	(83,041)
Ending balance	11,762,561	384,146	11,736,181	11,704,605
Customer relationships [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,761,816	155,513	3,713,649	2,769,983
Amortization expense	1,047,282	34,203	1,043,852	1,049,759
Disposals or derecognition	0	0	0	(102,637)
Effect of foreign currency exchange differences	3,840	125	4,315	(3,456)
Ending balance	5,812,938	189,841	4,761,816	3,713,649
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,310,815
Ending balance	1,878,509	61,349	2,310,815
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,616,109	248,730	7,051,694	6,966,449
Additions	537,261	17,546	459,954	1,193,060
Disposals or derecognition	(905,947)	(29,587)	(37,442)	(150,670)
Disposal of subsidiaries				(789,998)
Acquisition through business combinations				622
Effect of foreign currency exchange differences	12,970	424	141,903	(167,769)
Ending balance	7,260,393	237,113	7,616,109	7,051,694
Computer software [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,305,294	173,263	4,271,971	4,170,576
Amortization expense	970,413	31,692	957,708	971,190
Impairment losses recognized			715
Disposals or derecognition	(894,767)	(29,222)	(31,456)	(139,907)
Disposal of subsidiaries				(626,338)
Acquisition through business combinations				222
Effect of foreign currency exchange differences	944	31	106,356	(103,772)
Ending balance	5,381,884	175,764	5,305,294	4,271,971
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,829,167
Ending balance	9,948,539	324,903	11,829,167
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,317,352	696,191	21,315,241	21,319,179
Additions	1,350	44	500	2,000
Disposals or derecognition	0	0	0
Disposal of subsidiaries				(5,401)
Effect of foreign currency exchange differences	(807)	(27)	1,611	(537)
Ending balance	21,317,895	696,208	21,317,352	21,315,241
Patents and acquired specific technology [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,488,185	309,869	7,584,837	5,598,966
Amortization expense	1,881,980	61,462	1,901,835	1,991,641
Impairment losses recognized			0
Disposals or derecognition	0	0	0
Disposal of subsidiaries				(5,288)
Effect of foreign currency exchange differences	(809)	(26)	1,513	(482)
Ending balance	11,369,356	371,305	9,488,185	7,584,837
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	63,361
Ending balance	43,462	1,420	63,361
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	156,326	5,106	133,526	179,860
Additions	(10,825)	(354)	31,414	37,959
Disposals or derecognition	(30,973)	(1,012)	(12,871)	(71,014)
Disposal of subsidiaries				(6,243)
Effect of foreign currency exchange differences	2,169	71	4,257	(7,036)
Ending balance	116,697	3,811	156,326	133,526
Others [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	92,965	3,036	70,902	104,475
Amortization expense	6,808	222	27,684	41,530
Impairment losses recognized			0
Disposals or derecognition	(28,800)	(941)	(8,553)	(67,741)
Disposal of subsidiaries				(3,067)
Effect of foreign currency exchange differences	2,262	74	2,932	(4,295)
Ending balance	$ 73,235	$ 2,391	$ 92,965	$ 70,902